Selected Income Statement Data (Schedule of selected financial income (expenses) data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selected Income Statement Data [Abstract]
Interest income		$ 24,841	$ 24,051	$ 8,648
Convertible notes amortization		(1,094)	(1,094)	(1,094)
Other, net	[1]	(578)	(739)	(864)
Financial income, net		$ 23,169	$ 22,218	$ 6,690

[1]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $37, $(78), and $(351) in 2024, 2023 and 2022, respectively.